Contingent Liabilities and Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities and Commitments

Note 6 - Contingent Liabilities and Commitments

On May 29, 2023, a lawsuit was filed against the Company, the Subsidiary and Mr. Aharon Klein (the “Plaintiff”), a Company Director and the Company’s Chief Technology Officer in the Tel Aviv District Court of Israel, by an individual who provided, on part time basis, certain consulting services to the Subsidiary between October 2015 and October 2016, before the acquisition of the Subsidiary by the Company. The suit alleges breach of contract by the defendants based on non-payment of amounts purportedly owed to the Plaintiff in respect of the services rendered, including the market value of the Company’s common stock that the Plaintiff alleges should have been issued to him in respect of services. The suit seeks declaratory judgment that the defendants breached certain agreements with the Plaintiff and claimed damages in the aggregate amount of approximately $2.1 million based on the current exchange rate between the U.S. Dollar and the Israeli NIS.

The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable, and the amount thereof is reasonably estimable. Based upon the status of the case described above, management’s assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matter disclosed in this note. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur. Accordingly, management’s assessments involve complex judgments about future events and often rely heavily on estimates and assumptions.

Note 10 - Contingent Liabilities and Commitments

A.	Israel Innovation Authority

The Company operates within the framework of the Incubators Program (Directive No. 8.3 of the Ministry of Economy) (“The program”). As part of this plan, 60% of the approved program budget was financed by the IIA and 40% by the shareholders. In return for the participation of the IIA, the Company is required to pay royalties at the rate of 3.5% - 3% of the sales of the developed products linked to the dollar until the repayment date of the full amount of the grants, plus annual interest at the SOFR rate. In addition, the IIA may stipulate any arrangement whereby the Company will be able to transfer the technology or development from Israel.

As of December 31, 2023, the Company’s maximum possible future royalties commitment, subject to future sales of such products and based on grants received from the IIA and not yet repaid, is approximately $376 thousand (including interest in the amount of approximately $50 thousand).

For the years ending December 31, 2023, and 2022, no additional IIA grants were obtained.

B.	Vehicle Leases

The Company has lease contracts for six motor vehicles used in its operations in Israel. Motor vehicle leases generally have lease terms of three years and require a deposit amount of three-monthly lease payment. As of December 31, 2023, the Company deposited an aggregate of NIS 83,520 (approximately US$ 23,000) in respect of the vehicle leases.

C.	Long term deposits

During 2021 the Company received a bank credit line in the amount of NIS 40,485
(Approximately US$11,000) and pledged a security in the same amount.

D.	Legal claims

On May 29, 2023, a lawsuit was filed against the Company, the Subsidiary and Mr. Aharon Klein (the “Plaintiff”), a Company Director and the Company’s Chief Technology Officer in the Tel Aviv District Court of Israel, by an individual who provided, on part time basis, certain consulting services to the Subsidiary between October 2015 and October 2016, before the acquisition of the Subsidiary by the Company. The suit alleges breach of contract by the defendants based on non-payment of amounts purportedly owed to the Plaintiff in respect of the services rendered, including the market value of the Company’s common stock that the Plaintiff alleges should have been issued to him in respect of services. The suit seeks declaratory judgment that the defendants breached certain agreements with the Plaintiff and claimed damages in the aggregate amount of approximately $2.1 million based on the current exchange rate between the U.S. Dollar and the Israeli NIS.

The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable, and the amount thereof is reasonably estimable. Based upon the status of the case described above, management’s assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matter disclosed in this note. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur.

Accordingly, management’s assessments involve complex judgments about future events and often rely heavily on estimates and assumptions.

IR-Med, Inc.

Notes to the Consolidated Financial Statements